Note 8 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2020	2019
Land and land improvements	$292	$292
Buildings	1,553	1,695
Leasehold improvements	564	441
Furniture, fixtures and equipment	1,827	1,444
	4,236	3,872
Accumulated depreciation	(1,895)	(1,646)
Premises and equipment, net	$2,341	$2,226